Fair Value Measurements (Details) - Schedule of Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Simple agreement for future equity		$ 13,150,745
Derivative liability
Total		13,150,745
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Simple agreement for future equity
Derivative liability
Total
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Simple agreement for future equity
Derivative liability
Total
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Simple agreement for future equity		13,150,745
Derivative liability
Total		$ 13,150,745